UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Emerging Markets Equity Fund

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance Hexavest U.S. Equity Fund

Eaton Vance

Hexavest Emerging Markets Equity Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 82.7%

Security	Shares	Value
Brazil — 7.4%
AMBEV SA	12,000	$79,422
Banco Bradesco SA, PFC Shares	3,000	45,183
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	200	8,386
Cia de Concessoes Rodoviarias SA (CCR)	3,200	23,827
Cia de Saneamento Basico do Estado de Sao Paulo	1,300	10,173
Cia Energetica de Minas Gerais SA ADR	4,349	25,137
Cia Energetica de Minas Gerais SA, PFC Shares	2,400	13,783
Cia Paranaense de Energia-Copel, PFC Shares	972	13,576
Itau Unibanco Holding SA, PFC Shares	800	11,865
Itau Unibanco Holding SA ADR, PFC Shares	2,405	35,498
Itausa-Investimentos Itau SA, PFC Shares	9,780	39,035
Petroleo Brasileiro SA	8,400	49,663
Petroleo Brasileiro SA, PFC Shares	2,000	12,333
Souza Cruz SA	2,600	21,006
Telefonica Brasil SA, PFC Shares	1,578	32,230
Tractebel Energia SA	976	13,293
Vale SA, PFC Shares	4,748	41,293

		$475,703

Chile — 3.1%
Cencosud SA	13,645	$39,058
Empresa Nacional de Electricidad SA ADR	922	43,039
Empresa Nacional de Telecomunicaciones SA	1,532	16,507
Empresas Copec SA	2,766	33,529
Enersis SA ADR	3,565	56,291
S.A.C.I. Falabella	1,702	12,426

		$200,850

China — 15.6%
Belle International Holdings, Ltd.	22,000	$27,967
China Life Insurance Co., Ltd., Class H	13,000	38,792
China Mengniu Dairy Co., Ltd.	2,000	8,770
China Mobile, Ltd.	16,452	205,128
China Oilfield Services, Ltd., Class H	12,000	25,080
China Petroleum & Chemical Corp., Class H	78,000	67,642
China Resources Enterprise, Ltd.	8,000	19,028
China Shenhua Energy Co., Ltd., Class H	23,000	64,678
China Telecom Corp., Ltd., Class H	90,000	57,371
China Unicom (Hong Kong), Ltd.	56,000	83,708
CNOOC, Ltd.	42,000	65,659
Great Wall Motor Co., Ltd., Class H	3,500	15,359
Guangdong Investment, Ltd.	28,000	36,760
Hengan International Group Co., Ltd.	4,000	42,060
PetroChina Co., Ltd., Class H	50,000	62,662
PICC Property & Casualty Co., Ltd., Class H	8,000	14,675
Ping An Insurance (Group) Co. of China, Ltd., Class H	5,000	40,874
Sinopharm Group Co., Ltd., Class H	3,600	14,133
Tencent Holdings, Ltd.	3,800	61,075
Tingyi (Cayman Islands) Holding Corp.	6,000	14,849
Want Want China Holdings, Ltd.	31,000	42,093

		$1,008,363

1

Security	Shares	Value
Czech Republic — 0.6%
CEZ AS	1,308	$36,182

		$36,182

India — 2.3%
Dr. Reddy’s Laboratories, Ltd. ADR	693	$36,237
HDFC Bank, Ltd. ADR	487	25,533
Infosys, Ltd. ADR	778	52,017
Reliance Industries, Ltd. GDR(1)	472	15,293
State Bank of India GDR(2)	32	2,807
Tata Motors, Ltd. ADR	416	19,594

		$151,481

Indonesia — 2.3%
Astra International Tbk PT	70,000	$39,250
Bank Central Asia Tbk PT	37,000	39,943
Bank Rakyat Indonesia Tbk PT	14,500	13,288
Perusahaan Gas Negara Tbk PT	45,000	22,166
Telekomunikasi Indonesia Tbk PT	141,500	32,226

		$146,873

Malaysia — 3.5%
AMMB Holdings Bhd	18,300	$37,731
CIMB Group Holdings Bhd	21,900	43,245
Genting Bhd	15,900	47,138
Malayan Banking Bhd	10,200	30,091
Sime Darby Bhd	14,200	41,789
Tenaga Nasional Bhd ADR	1,706	27,717

		$227,711

Mexico — 7.1%
America Movil SAB de CV, Series L	108,637	$132,869
Coca-Cola Femsa SAB de CV, Series L	3,400	36,007
Fomento Economico Mexicano SAB de CV, Series UBD	8,974	86,453
Grupo Bimbo SAB de CV, Series A	9,400	27,643
Grupo Financiero Banorte SAB de CV, Class O	6,400	41,015
Grupo Mexico SAB de CV, Series B	20,800	71,592
Wal-Mart de Mexico SAB de CV, Series V	28,500	66,095

		$461,674

Peru — 1.2%
Cia de Minas Buenaventura SA ADR	816	$7,507
Credicorp, Ltd.	319	51,359
Southern Copper Corp.	723	20,808

		$79,674

Poland — 4.5%
Bank Pekao SA	726	$37,998
KGHM Polska Miedz SA	1,052	40,574
Orange Polska SA	4,698	14,077
Polska Grupa Energetyczna SA	8,272	54,273
Polski Koncern Naftowy Orlen SA	763	9,506
Powszechna Kasa Oszczednosci Bank Polski SA	5,500	61,178
Powszechny Zaklad Ubezpieczen SA	491	73,670

		$291,276

Russia — 2.7%
LUKOIL OAO ADR	1,114	$54,642
Magnit PJSC GDR(2)	146	9,738
Mobile TeleSystems ADR	1,606	22,966
OAO Gazprom ADR	9,908	65,373
Sberbank of Russia ADR	3,359	25,226

		$177,945

2

Security	Shares	Value
South Africa — 4.1%
Bidvest Group, Ltd. (The)	607	$16,706
FirstRand, Ltd.	3,067	13,137
MTN Group, Ltd.	4,907	108,656
Sasol, Ltd.	953	47,588
Standard Bank Group, Ltd.	5,166	65,054
Tiger Brands, Ltd.	377	11,347

		$262,488

South Korea — 17.7%
Celltrion, Inc.(3)	338	$13,300
E-Mart Co., Ltd.	158	29,317
Hana Financial Group, Inc.	1,340	46,404
Hankook Tire Co., Ltd.	714	36,788
Hyundai Heavy Industries Co., Ltd.	139	12,915
Hyundai Mobis Co., Ltd.	299	69,955
Hyundai Motor Co.	667	105,841
KB Financial Group, Inc.	1,090	42,728
Kia Motors Corp.	1,129	54,838
Korea Electric Power Corp. ADR	2,709	59,219
KT&G Corp.	677	59,943
LG Chem, Ltd.	129	24,177
LG Corp.	619	36,831
LG Electronics, Inc.	374	22,841
LG Uplus Corp.	1,300	13,369
NCsoft Corp.	155	21,353
POSCO	53	15,308
Samsung C&T Corp.	463	31,321
Samsung Electronics Co., Ltd.	165	192,413
Samsung Electronics Co., Ltd., PFC Shares	43	39,692
Samsung Fire & Marine Insurance Co., Ltd.	206	55,468
Shinhan Financial Group Co., Ltd.	1,740	81,894
SK Innovation Co., Ltd.	323	26,421
SK Telecom Co., Ltd. ADR	1,368	38,017
Woori Finance Holdings Co., Ltd.(3)	1,340	14,920

		$1,145,273

Taiwan — 10.6%
Cathay Financial Holding Co., Ltd.	31,165	$51,371
Chunghwa Telecom Co., Ltd. ADR	2,333	70,783
CTBC Financial Holding Co., Ltd.	61,182	42,906
Far Eastern New Century Corp.	56,514	59,427
Formosa Plastics Corp.	16,000	36,950
Fubon Financial Holding Co., Ltd.	47,000	79,567
Hon Hai Precision Industry Co., Ltd. GDR(2)	8,913	56,285
MediaTek, Inc.	1,000	14,283
President Chain Store Corp.	3,000	22,474
Quanta Computer, Inc.	10,000	25,175
Taiwan Mobile Co., Ltd.	8,000	25,959
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,779	171,294
Uni-President Enterprises Corp.	16,960	29,163

		$685,637

Total Common Stocks (identified cost $5,298,365)		$5,351,130

3

Exchange-Traded Funds — 3.8%

Security	Shares	Value
Equity Funds — 3.8%
iShares India 50 ETF	833	$26,173
iShares MSCI Brazil Capped ETF	990	42,807
iShares MSCI Mexico Capped ETF	395	27,038
iShares MSCI South Korea Capped ETF	2,563	150,269

Total Exchange-Traded Funds (identified cost $231,151)		$246,287

Short-Term Investments — 4.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	$288	$287,868

Total Short-Term Investments (identified cost $287,868)		$287,868

Total Investments — 91.0% (identified cost $5,817,384)		$5,885,285

Other Assets, Less Liabilities — 9.0%		$584,014

Net Assets — 100.0%		$6,469,299

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $15,293 or 0.2% of the Fund’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $68,830 or 1.1% of the Fund’s net assets.

(3)	Non-income producing security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2014 was $108.

4

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.6%	$1,202,455
Telecommunication Services	13.2	853,866
Consumer Staples	10.1	652,852
Information Technology	9.8	633,587
Energy	9.3	600,069
Consumer Discretionary	7.0	451,997
Utilities	6.3	411,609
Materials	4.0	258,209
Industrials	3.4	222,816
Health Care	1.0	63,670

Common Stocks	82.7%	$5,351,130
Exchange-Traded Funds	3.8	246,287
Short-Term Investments	4.5	287,868

Total Investments	91.0%	$5,885,285

A summary of open financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/17/14	Czech Koruna 219,793	United States Dollar 10,297	State Street Trust Company Canada	$392	$—	$392
12/17/14	Mexican Peso 280,000	United States Dollar 20,647	State Street Trust Company Canada	—	(92)	(92)
12/17/14	Polish Zloty 621,071	United States Dollar 191,358	State Street Trust Company Canada	7,373	—	7,373
12/17/14	Polish Zloty 276,000	United States Dollar 85,129	State Street Trust Company Canada	3,368	—	3,368
12/17/14	United States Dollar 20,543	Hungarian Forint 5,000,000	State Street Trust Company Canada	—	(229)	(229)
12/17/14	United States Dollar 119,483	Mexican Peso 1,571,304	State Street Trust Company Canada	—	(3,099)	(3,099)
12/17/14	United States Dollar 11,530	Polish Zloty 38,000	State Street Trust Company Canada	—	(273)	(273)
12/17/14	United States Dollar 46,766	South African Rand 538,000	State Street Trust Company Canada	1,659	—	1,659
12/17/14	United States Dollar 36,277	South African Rand 397,000	State Street Trust Company Canada	—	(544)	(544)
12/19/14	Brazilian Real 121,000	United States Dollar 48,375	State Street Trust Company Canada	174	—	174
12/19/14	Brazilian Real 144,761	United States Dollar 57,518	State Street Trust Company Canada	—	(148)	(148)
12/19/14	Chilean Peso 127,495,300	United States Dollar 211,821	State Street Trust Company Canada	—	(8,850)	(8,850)
12/19/14	Indian Rupee 3,224,000	United States Dollar 51,485	State Street Trust Company Canada	—	(530)	(530)
12/19/14	Indonesian Rupiah 698,296,000	United States Dollar 56,133	State Street Trust Company Canada	—	(1,218)	(1,218)
12/19/14	New Taiwan Dollar 1,120,000	United States Dollar 37,141	State Street Trust Company Canada	301	—	301
12/19/14	Russian Ruble 2,572,000	United States Dollar 62,671	State Street Trust Company Canada	3,631	—	3,631
12/19/14	South Korean Won 1,110,654,362	United States Dollar 1,070,820	State Street Trust Company Canada	33,422	—	33,422

5

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/19/14	United States Dollar 55,080	Brazilian Real 141,010	State Street Trust Company Canada	$1,092	$—	$1,092
12/19/14	United States Dollar 165,688	Brazilian Real 395,464	State Street Trust Company Canada	—	(8,154)	(8,154)
12/19/14	United States Dollar 72,709	Chilean Peso 43,640,000	State Street Trust Company Canada	2,824	—	2,824
12/19/14	United States Dollar 67,776	Colombian Peso 135,247,000	State Street Trust Company Canada	—	(2,362)	(2,362)
12/19/14	United States Dollar 25,000	Indian Rupee 1,546,375	State Street Trust Company Canada	—	(51)	(51)
12/19/14	United States Dollar 472,240	Indian Rupee 29,259,990	State Street Trust Company Canada	—	(165)	(165)
12/19/14	United States Dollar 142,819	Indonesian Rupiah 1,729,103,705	State Street Trust Company Canada	—	(808)	(808)
12/19/14	United States Dollar 11,539	Malaysian Ringgit 37,338	State Street Trust Company Canada	—	(226)	(226)
12/19/14	United States Dollar 122,055	New Taiwan Dollar 3,668,971	State Street Trust Company Canada	—	(1,371)	(1,371)
12/19/14	United States Dollar 22,000	Philippine Peso 980,760	State Street Trust Company Canada	—	(178)	(178)
12/19/14	United States Dollar 58,064	Philippine Peso 2,567,000	State Street Trust Company Canada	—	(947)	(947)
12/19/14	United States Dollar 127,293	Russian Ruble 4,963,800	State Street Trust Company Canada	—	(13,350)	(13,350)
12/19/14	United States Dollar 87,821	South Korean Won 94,513,000	State Street Trust Company Canada	458	—	458
12/19/14	United States Dollar 61,000	South Korean Won 63,702,300	State Street Trust Company Canada	—	(1,499)	(1,499)
12/19/14	United States Dollar 48,369	Thai Baht 1,584,000	State Street Trust Company Canada	166	—	166
12/19/14	United States Dollar 19,000	Thai Baht 614,517	State Street Trust Company Canada	—	(171)	(171)
12/19/14	United States Dollar 173,023	Yuan Renminbi 1,067,000	State Street Trust Company Canada	851	—	851
12/19/14	United States Dollar 130,484	Yuan Renminbi 803,000	State Street Trust Company Canada	370	—	370
12/19/14	United States Dollar 48,911	Yuan Renminbi 301,000	State Street Trust Company Canada	139	—	139
12/19/14	Yuan Renminbi 263,000	United States Dollar 42,741	State Street Trust Company Canada	—	(116)	(116)
12/19/14	Yuan Renminbi 200,000	United States Dollar 32,389	State Street Trust Company Canada	—	(203)	(203)

				$56,220	$(44,584)	$11,636

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	6 E-Mini MSCI Emerging Markets Index	Long	$310,218	$304,080	$(6,138)

					$(6,138)

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

6

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$—	$(6,138)

Total		$—	$(6,138)

Foreign Exchange	Forward foreign currency exchange contracts	$56,220	$(44,584)

Total		$56,220	$(44,584)

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,825,133

Gross unrealized appreciation	$473,535
Gross unrealized depreciation	(413,383)

Net unrealized appreciation	$60,152

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$555,849	$2,809,489	$—	$3,365,338
Emerging Europe	177,945	327,458	—	505,403
Latin America	1,217,901	—	—	1,217,901
Middle East/Africa	—	262,488	—	262,488
Total Common Stocks	$1,951,695	$3,399,435 *	$—	$5,351,130
Exchange-Traded Funds	$246,287	$—	$—	$246,287
Short-Term Investments	—	287,868	—	287,868
Total Investments	$2,197,982	$3,687,303	$—	$5,885,285
Forward Foreign Currency Exchange Contracts	$—	$56,220	$—	$56,220
Total	$2,197,982	$3,743,523	$—	$5,941,505

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(44,584)	$—	$(44,584)
Futures Contracts	(6,138)	—	—	(6,138)
Total	$(6,138)	$(44,584)	$—	$(50,722)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

7

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Hexavest Global Equity Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.7%

Security	Shares	Value
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	996	$189,807
Northrop Grumman Corp.	1,202	165,828
Rolls-Royce Holdings PLC	2,659	36,015
Rolls-Royce Holdings PLC, Class C(1)	239,310	383

		$392,033

Air Freight & Logistics — 0.3%
Deutsche Post AG	3,364	$105,932
Toll Holdings, Ltd.	8,546	42,817

		$148,749

Auto Components — 1.0%
Aisin Seiki Co., Ltd.	1,100	$36,639
Bridgestone Corp.	2,300	76,861
Cooper Tire & Rubber Co.	9,577	308,475
Denso Corp.	1,300	59,584
Toyota Industries Corp.	1,100	52,378

		$533,937

Automobiles — 2.5%
Bayerische Motoren Werke AG	854	$91,581
Daimler AG	1,601	124,829
Ford Motor Co.	22,802	321,280
Fuji Heavy Industries, Ltd.	1,000	33,283
General Motors Co.	9,678	303,889
Honda Motor Co., Ltd.	3,500	111,892
Mazda Motor Corp.	800	18,902
Nissan Motor Co., Ltd.	6,400	58,379
Toyota Motor Corp.	4,200	252,744
Volkswagen AG, PFC Shares	398	85,113

		$1,401,892

Banks — 8.0%
Australia and New Zealand Banking Group, Ltd.	5,566	$164,701
Banco Bilbao Vizcaya Argentaria SA	12,344	138,069
Banco Santander SA	24,415	215,719
Bank of America Corp.	8,228	141,193
Bank of Yokohama, Ltd. (The)	5,000	28,896
Barclays PLC	44,289	170,332
BNP Paribas SA	1,818	114,247
Citigroup, Inc.	7,714	412,930
Commonwealth Bank of Australia	3,223	229,186
Credit Agricole SA	2,549	37,721
HSBC Holdings PLC	24,114	245,851
JPMorgan Chase & Co.	8,328	503,677
Lloyds Banking Group PLC(1)	80,279	99,136
Mitsubishi UFJ Financial Group, Inc.	23,900	139,318
Mizuho Financial Group, Inc.	33,400	60,865
National Australia Bank, Ltd.	5,073	156,937
Nordea Bank AB	7,307	93,981

Security	Shares	Value
PNC Financial Services Group, Inc. (The)	1,795	$155,070
Resona Holdings, Inc.	12,600	72,069
Societe Generale	1,569	75,612
Standard Chartered PLC	4,550	68,490
Sumitomo Mitsui Financial Group, Inc.	2,200	89,722
Svenska Handelsbanken AB, Class A	1,687	80,647
Swedbank AB, Class A	1,727	45,767
U.S. Bancorp	7,943	338,372
Wells Fargo & Co.	7,975	423,393
Westpac Banking Corp.	3,987	122,378

		$4,424,279

Beverages — 3.4%
Anheuser-Busch InBev NV	1,039	$115,219
Asahi Group Holdings, Ltd.	2,100	65,140
Coca-Cola Co. (The)	18,837	788,894
Diageo PLC	4,722	139,263
Heineken NV	1,043	77,916
Kirin Holdings Co., Ltd.	4,000	51,859
PepsiCo, Inc.	5,506	529,512
SABMiller PLC	2,007	113,522

		$1,881,325

Biotechnology — 0.2%
CSL, Ltd.	1,903	$134,357

		$134,357

Building Products — 0.1%
Assa Abloy AB	658	$34,930

		$34,930

Capital Markets — 0.8%
Credit Suisse Group AG	3,156	$84,088
Deutsche Bank AG	3,018	94,377
Julius Baer Group, Ltd.	1,076	47,169
Partners Group Holding AG	200	53,222
UBS AG	8,081	140,514

		$419,370

Chemicals — 1.3%
Akzo Nobel NV	662	$44,146
Asahi Kasei Corp.	4,000	32,825
BASF SE	1,699	150,124
Linde AG	136	25,100
LyondellBasell Industries NV, Class A	3,224	295,415
Mitsubishi Chemical Holdings Corp.	6,500	32,018
Shin-Etsu Chemical Co., Ltd.	1,300	83,445
Syngenta AG	113	34,946
Toray Industries, Inc.	5,000	33,567

		$731,586

Commercial Services & Supplies — 0.4%
ADT Corp. (The)	5,937	$212,782

		$212,782

Communications Equipment — 1.5%
Cisco Systems, Inc.	18,769	$459,278
QUALCOMM, Inc.	3,689	289,623
Telefonaktiebolaget LM Ericsson, Class B	6,033	71,288

		$820,189

Security	Shares	Value
Construction & Engineering — 1.3%
Balfour Beatty PLC	2,870	$7,090
Fluor Corp.	3,109	206,251
Jacobs Engineering Group, Inc.(1)	3,865	183,394
KBR, Inc.	9,773	186,469
Quanta Services, Inc.(1)	3,544	120,780
Skanska AB, Class B	236	4,811

		$708,795

Consumer Finance — 0.2%
Capital One Financial Corp.	1,358	$112,402

		$112,402

Containers & Packaging — 0.1%
Amcor, Ltd.	6,047	$62,809

		$62,809

Diversified Financial Services — 0.4%
ING Groep NV(1)	6,968	$99,784
London Stock Exchange Group PLC	4,002	129,238

		$229,022

Diversified Telecommunication Services — 5.3%
AT&T, Inc.	17,365	$604,997
BCE, Inc.	5,672	251,882
Belgacom SA	1,360	51,365
BT Group PLC	15,673	92,398
CenturyLink, Inc.	7,112	295,006
Deutsche Telekom AG	10,631	160,244
Nippon Telegraph & Telephone Corp.	2,500	155,547
Orange SA	3,107	49,465
Singapore Telecommunications, Ltd.	31,000	90,297
Swisscom AG	166	97,860
Telefonica SA	9,846	148,159
Telenor ASA	4,055	91,183
TeliaSonera AB	14,163	98,076
Telstra Corp., Ltd.	18,289	91,009
Verizon Communications, Inc.	12,856	646,014

		$2,923,502

Electric Utilities — 3.5%
American Electric Power Co., Inc.	889	$51,864
Chubu Electric Power Co., Inc.(1)	4,900	58,798
CLP Holdings, Ltd.	10,000	86,047
Duke Energy Corp.	2,909	238,974
Edison International	3,963	248,005
Enel SpA	6,220	31,784
Entergy Corp.	1,822	153,084
Exelon Corp.	6,253	228,797
FirstEnergy Corp.	3,989	148,949
Iberdrola SA	11,689	82,746
Kansai Electric Power Co., Inc. (The)(1)	4,400	43,452
NextEra Energy, Inc.	973	97,514
PPL Corp.	2,613	91,429
Southern Co. (The)	3,044	141,120
SSE PLC	3,611	92,554
Xcel Energy, Inc.	3,360	112,459

		$1,907,576

Security	Shares	Value
Electrical Equipment — 0.2%
ABB, Ltd.	2,829	$62,064
Mitsubishi Electric Corp.	5,000	64,469
Osram Licht AG(1)	192	6,745

		$133,278

Electronic Equipment, Instruments & Components — 0.3%
Hitachi, Ltd.	13,310	$104,583
Keyence Corp.	100	48,458
Murata Manufacturing Co., Ltd.	73	8,202

		$161,243

Energy Equipment & Services — 0.6%
Diamond Offshore Drilling, Inc.	3,363	$126,819
Ensco PLC, Class A	3,054	123,962
Noble Corp. PLC	4,945	103,449

		$354,230

Food & Staples Retailing — 5.3%
Costco Wholesale Corp.	2,720	$362,766
CVS Health Corp.	1,647	141,329
FamilyMart Co., Ltd.	1,200	48,184
J Sainsbury PLC	5,751	22,656
Koninklijke Ahold NV	3,765	63,059
Kroger Co. (The)	2,581	143,788
Lawson, Inc.	1,000	67,837
Seven & i Holdings Co., Ltd.	3,500	136,696
Sysco Corp.	5,022	193,548
Tesco PLC	23,018	63,898
Wal-Mart Stores, Inc.	10,314	786,649
Walgreen Co.	8,144	523,008
Wesfarmers, Ltd.	2,653	103,249
Whole Foods Market, Inc.	2,131	83,812
WM Morrison Supermarkets PLC	30,380	75,430
Woolworths, Ltd.	2,812	89,240

		$2,905,149

Food Products — 2.3%
Ajinomoto Co., Inc.	3,000	$56,642
Archer-Daniels-Midland Co.	7,024	330,128
ConAgra Foods, Inc.	3,203	110,023
Nestle SA	5,878	431,058
Toyo Suisan Kaisha, Ltd.	2,000	69,072
Unilever NV	4,367	169,258
Unilever PLC	2,949	118,625

		$1,284,806

Gas Utilities — 0.4%
Hong Kong & China Gas Co., Ltd.	36,800	$85,935
Osaka Gas Co., Ltd.	21,000	83,766
Tokyo Gas Co., Ltd.	14,000	80,700

		$250,401

Health Care Equipment & Supplies — 0.2%
Coloplast A/S, Class B	386	$33,644
Essilor International SA	323	35,666
Smith and Nephew PLC	3,104	52,692

		$122,002

Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	4,241	$332,834

		$332,834

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.7%
Compass Group PLC	2,025	$32,686
McDonald’s Corp.	3,510	328,992

		$361,678

Household Products — 2.0%
Henkel AG & Co. KGaA, PFC Shares	373	$36,915
Procter & Gamble Co. (The)	10,099	881,340
Reckitt Benckiser Group PLC	1,425	120,018
Svenska Cellulosa AB SCA, Class B	2,865	64,195

		$1,102,468

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	3,324	$46,769
NRG Energy, Inc.	1,601	47,998

		$94,767

Industrial Conglomerates — 0.7%
Koninklijke Philips NV	3,867	$108,113
Siemens AG	1,710	192,877
Toshiba Corp.	15,000	66,242

		$367,232

Insurance — 1.9%
Aflac, Inc.	1,464	$87,445
AIA Group, Ltd.	10,502	58,606
Allianz SE	639	101,615
Assurant, Inc.	1,396	95,235
Insurance Australia Group, Ltd.	15,952	92,243
Mapfre SA	15,383	52,749
Muenchener Rueckversicherungs-Gesellschaft AG	436	85,843
Sampo Oyj, Class A	413	19,790
Tokio Marine Holdings, Inc.	3,000	96,204
Travelers Companies, Inc. (The)	3,083	310,766
Zurich Insurance Group AG	104	31,473

		$1,031,969

Internet Software & Services — 0.1%
Yahoo! Japan Corp.	10,367	$37,348

		$37,348

IT Services — 1.2%
Accenture PLC, Class A	1,684	$136,606
International Business Machines Corp.	1,324	217,666
MasterCard, Inc., Class A	908	76,045
Paychex, Inc.	3,372	158,282
Visa, Inc., Class A	324	78,223

		$666,822

Machinery — 0.8%
Deere & Co.	2,729	$233,439
FANUC Corp.	400	70,494
Komatsu, Ltd.	1,500	35,414
Mitsubishi Heavy Industries, Ltd.	10,000	62,381
Volvo AB	3,394	39,168

		$440,896

Marine — 0.1%
A.P. Moller-Maersk A/S, Class B	15	$35,004

		$35,004

Security	Shares	Value
Media — 0.6%
British Sky Broadcasting Group PLC	3,619	$51,289
Comcast Corp., Class A	2,610	144,464
Pearson PLC	4,153	77,846
Reed Elsevier PLC	2,531	41,653

		$315,252

Metals & Mining — 1.2%
Anglo American PLC	1,767	$37,308
Barrick Gold Corp.	3,271	38,832
BHP Billiton PLC	3,267	84,408
BHP Billiton, Ltd.	5,433	162,538
Centerra Gold, Inc.	711	2,776
Eldorado Gold Corp.	1,948	10,647
Glencore PLC	20,373	104,526
Goldcorp, Inc.	1,969	36,950
Newmont Mining Corp.	1,229	23,056
Pan American Silver Corp.	2,833	26,192
Rio Tinto PLC	1,861	88,549
Rio Tinto, Ltd.	682	36,418
Yamana Gold, Inc.	887	3,534

		$655,734

Multi-Utilities — 2.3%
AGL Energy, Ltd.	6,406	$76,792
Ameren Corp.	3,556	150,561
Centrica PLC	18,109	87,828
Consolidated Edison, Inc.	3,287	208,264
DTE Energy Co.	737	60,552
E.ON SE	5,523	95,217
GDF Suez	2,909	70,630
National Grid PLC	6,926	102,782
PG&E Corp.	4,946	248,883
Public Service Enterprise Group, Inc.	2,468	101,953
RWE AG	1,878	66,635

		$1,270,097

Multiline Retail — 0.3%
Family Dollar Stores, Inc.	1,845	$144,445

		$144,445

Oil, Gas & Consumable Fuels — 7.3%
BG Group PLC	8,954	$149,228
BP PLC	24,540	176,563
Caltex Australia, Ltd.	2,913	80,233
Chesapeake Energy Corp.	3,776	83,752
Chevron Corp.	6,816	817,579
ENI SpA	2,725	58,056
Exxon Mobil Corp.	12,106	1,170,771
INPEX Corp.	6,100	78,022
Marathon Petroleum Corp.	5,032	457,409
Occidental Petroleum Corp.	1,468	130,549
Oil Search, Ltd.	5,001	38,346
Repsol SA	2,245	50,173
Royal Dutch Shell PLC, Class A	4,813	172,007
Royal Dutch Shell PLC, Class B	3,697	136,587
Statoil ASA	6,531	149,465
Total SA	1,530	91,346
TransCanada Corp.	2,627	129,479
Tullow Oil PLC	4,355	33,986

		$4,003,551

Security	Shares	Value
Paper & Forest Products — 0.5%
Domtar Corp.	2,808	$115,325
Louisiana-Pacific Corp.(1)	10,429	152,263

		$267,588

Personal Products — 0.1%
Kao Corp.	600	$23,396
Shiseido Co., Ltd.	2,900	48,123

		$71,519

Pharmaceuticals — 12.1%
AbbVie, Inc.	3,714	$235,690
Astellas Pharma, Inc.	9,700	150,549
AstraZeneca PLC	2,872	209,795
Bayer AG	2,832	405,038
Daiichi Sankyo Co., Ltd.	5,000	75,209
Eli Lilly & Co.	12,597	835,559
GlaxoSmithKline PLC	13,262	299,906
Johnson & Johnson	8,029	865,366
Merck & Co., Inc.	12,868	745,572
Merck KGaA	1,136	102,836
Novartis AG	5,230	485,359
Novo Nordisk A/S, Class B	4,613	208,520
Pfizer, Inc.	29,903	895,595
Roche Holding AG PC	1,682	496,360
Sanofi	2,478	224,854
Santen Pharmaceutical Co., Ltd.	1,100	65,655
Shionogi & Co., Ltd.	1,700	44,475
Shire PLC	1,446	97,022
Takeda Pharmaceutical Co., Ltd.	2,600	112,706
Teva Pharmaceutical Industries, Ltd.	2,356	132,990

		$6,689,056

Real Estate Investment Trusts (REITs) — 0.5%
Goodman Group	15,587	$76,099
Mirvac Group	52,364	83,076
Scentre Group(1)	7,134	22,757
Stockland	20,805	77,785
Westfield Corp.	6,480	45,535

		$305,252

Real Estate Management & Development — 0.1%
Mitsui Fudosan Co., Ltd.	1,000	$32,166

		$32,166

Road & Rail — 0.4%
Aurizon Holdings, Ltd.	17,599	$72,996
Central Japan Railway Co.	400	59,659
East Japan Railway Co.	1,000	78,103

		$210,758

Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	9,537	$324,353

		$324,353

Software — 3.7%
Microsoft Corp.	22,903	$1,075,296
Oracle Corp.	15,779	616,170
SAP SE	1,798	122,507
Symantec Corp.	8,549	212,186

		$2,026,159

Security	Shares	Value
Specialty Retail — 0.6%
Dick’s Sporting Goods, Inc.	1,704	$77,311
Hennes & Mauritz AB, Class B	2,401	95,799
Industria de Diseno Textil SA	2,813	79,138
Staples, Inc.	7,149	90,649

		$342,897

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	10,546	$1,138,968
Canon, Inc.	3,500	107,381
Hewlett-Packard Co.	6,198	222,384

		$1,468,733

Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	1,527	$111,266
Burberry Group PLC	2,284	56,126
Compagnie Financiere Richemont SA, Class A	1,320	111,294
Lululemon Athletica, Inc.(1)	4,436	184,760
LVMH Moet Hennessy Louis Vuitton SA	553	93,869
Michael Kors Holdings, Ltd.(1)	1,036	81,419
Swatch Group, Ltd. (The), Bearer Shares	92	43,641

		$682,375

Tobacco — 1.1%
British American Tobacco PLC	4,473	$253,519
Imperial Tobacco Group PLC	4,508	195,836
Japan Tobacco, Inc.	4,000	136,476

		$585,831

Trading Companies & Distributors — 0.3%
ITOCHU Corp.	1,300	$15,715
Marubeni Corp.	7,000	45,006
Mitsubishi Corp.	3,400	66,668
Mitsui & Co., Ltd.	1,000	15,099
Sumitomo Corp.	4,900	52,282

		$194,770

Transportation Infrastructure — 0.0%(2)
Fraport AG	423	$26,209

		$26,209

Wireless Telecommunication Services — 1.5%
KDDI Corp.	2,000	$131,339
NTT DoCoMo, Inc.	7,400	124,808
Rogers Communications Inc., Class B	7,334	275,777
Vodafone Group PLC	82,147	273,176

		$805,100

Total Common Stocks (identified cost $41,151,393)		$47,183,507

Exchange-Traded Funds — 2.9%

Security	Shares	Value
Equity Funds — 2.9%
Financial Select Sector SPDR Fund (The)	8,370	$199,541
iShares MSCI EMU ETF	8,786	328,596
iShares MSCI Japan ETF	29,138	351,404
iShares MSCI Switzerland Capped ETF	6,636	214,807

Security	Shares	Value
iShares MSCI United Kingdom ETF	13,654	$259,563
SPDR S&P 500 ETF Trust	1,200	241,992

Total Exchange-Traded Funds (identified cost $1,541,788)		$1,595,903

Rights — 0.0%(2)

Security	Shares	Value
Banks — 0.0%(2)
Banco Santander SA, Exp. 11/3/14(1)	20,771	$3,957

Total Rights (identified cost $4,008)		$3,957

Short-Term Investments — 3.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$1,720	$1,719,873

Total Short-Term Investments (identified cost $1,719,873)		$1,719,873

Total Investments — 91.7% (identified cost $44,417,062)		$50,503,240

Other Assets, Less Liabilities — 8.3%		$4,573,755

Net Assets — 100.0%		$55,076,995

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2014 was $432.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	49.2%	$27,070,121
United Kingdom	8.4	4,637,628
Japan	7.7	4,247,712
Germany	4.0	2,191,003
Switzerland	3.9	2,119,048
Australia	3.8	2,061,501

Country	Percentage of Net Assets	Value
France	1.4%	$793,410
Canada	1.4	776,069
Spain	1.4	766,753
Sweden	1.1	628,662
Netherlands	1.0	562,276
Other (less than 1.0% each)	2.4	1,329,324

Common Stocks	85.7%	$47,183,507
Exchange-Traded Funds	2.9	1,595,903
Rights	0.0 (1)	3,957
Short-Term Investments	3.1	1,719,873

Total Investments	91.7%	$50,503,240

(1)	Amount is less than 0.05%.

A summary of open financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/17/14	Australian Dollar 195,110	Japanese Yen 18,128,762	State Street Trust Company Canada	$—	$(9,715)	$(9,715)
12/17/14	Australian Dollar 1,096,619	United States Dollar 1,013,023	State Street Trust Company Canada	50,889	—	50,889
12/17/14	Australian Dollar 657,000	United States Dollar 577,843	State Street Trust Company Canada	1,414	—	1,414
12/17/14	Australian Dollar 129,171	United States Dollar 112,045	State Street Trust Company Canada	—	(1,285)	(1,285)
12/17/14	British Pound Sterling 1,283,485	United States Dollar 2,070,036	State Street Trust Company Canada	17,549	—	17,549
12/17/14	Canadian Dollar 857,844	United States Dollar 782,943	State Street Trust Company Canada	22,629	—	22,629
12/17/14	Canadian Dollar 1,228,000	United States Dollar 1,101,926	State Street Trust Company Canada	13,539	—	13,539
12/17/14	Danish Krone 693,000	United States Dollar 120,580	State Street Trust Company Canada	3,872	—	3,872
12/17/14	Euro 3,385,606	United States Dollar 4,385,427	State Street Trust Company Canada	141,584	—	141,584
12/17/14	Euro 2,238,000	United States Dollar 2,851,926	State Street Trust Company Canada	46,602	—	46,602
12/17/14	Euro 2,222,000	United States Dollar 2,813,987	State Street Trust Company Canada	28,720	—	28,720
12/17/14	Euro 190,000	United States Dollar 245,180	State Street Trust Company Canada	7,016	—	7,016
12/17/14	Euro 139,925	United States Dollar 177,229	State Street Trust Company Canada	1,834	—	1,834
12/17/14	Japanese Yen 92,390,000	Hong Kong Dollar 6,768,052	State Street Trust Company Canada	49,861	—	49,861
12/17/14	Japanese Yen 85,022,000	Hong Kong Dollar 6,114,799	State Street Trust Company Canada	31,248	—	31,248
12/17/14	Japanese Yen 43,136,000	United States Dollar 400,208	State Street Trust Company Canada	16,007	—	16,007
12/17/14	Japanese Yen 14,153,240	United States Dollar 134,045	State Street Trust Company Canada	7,986	—	7,986

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/17/14	Japanese Yen 121,285,000	United States Dollar 1,078,620	State Street Trust Company Canada	$—	$(1,633)	$(1,633)
12/17/14	Swedish Krona 456,277	United States Dollar 64,368	State Street Trust Company Canada	2,571	—	2,571
12/17/14	Swiss Franc 650,273	United States Dollar 698,377	State Street Trust Company Canada	22,260	—	22,260
12/17/14	United States Dollar 428,797	Australian Dollar 495,000	State Street Trust Company Canada	5,499	—	5,499
12/17/14	United States Dollar 573,680	Australian Dollar 660,000	State Street Trust Company Canada	5,380	—	5,380
12/17/14	United States Dollar 1,057,794	Canadian Dollar 1,196,000	State Street Trust Company Canada	2,232	—	2,232
12/17/14	United States Dollar 1,044,330	Canadian Dollar 1,175,000	State Street Trust Company Canada	—	(2,917)	(2,917)
12/17/14	United States Dollar 92,160	Danish Krone 538,194	State Street Trust Company Canada	—	(1,523)	(1,523)
12/17/14	United States Dollar 2,605,627	Euro 2,079,000	State Street Trust Company Canada	390	—	390
12/17/14	United States Dollar 984,071	Euro 765,101	State Street Trust Company Canada	—	(25,021)	(25,021)
12/17/14	United States Dollar 2,729,042	Euro 2,138,000	State Street Trust Company Canada	—	(49,068)	(49,068)
12/17/14	United States Dollar 1,010,125	Hong Kong Dollar 7,827,841	State Street Trust Company Canada	—	(709)	(709)
12/17/14	United States Dollar 237,023	Japanese Yen 25,948,000	State Street Trust Company Canada	—	(5,911)	(5,911)
12/17/14	United States Dollar 236,078	Japanese Yen 25,341,332	State Street Trust Company Canada	—	(10,370)	(10,370)
12/17/14	United States Dollar 1,077,183	Japanese Yen 113,764,000	State Street Trust Company Canada	—	(63,918)	(63,918)
12/17/14	United States Dollar 208,106	Singapore Dollar 261,495	State Street Trust Company Canada	—	(4,596)	(4,596)
12/17/14	United States Dollar 39,322	Swiss Franc 37,628	State Street Trust Company Canada	—	(198)	(198)
12/17/14	United States Dollar 202,205	Swiss Franc 193,000	State Street Trust Company Canada	—	(1,534)	(1,534)
12/17/14	United States Dollar 107,934	Swiss Franc 101,991	State Street Trust Company Canada	—	(1,889)	(1,889)

				$479,082	$(180,287)	$298,795

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/14	6 Euro Stoxx 50 Index	Long	$224,828	$233,972	$9,144
12/14	9 TOPIX Index	Long	1,034,770	1,098,762	63,992

					$73,136

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$73,136	$—

Total		$73,136	$—

Foreign Exchange	Forward foreign currency exchange contracts	$479,082	$(180,287)

Total		$479,082	$(180,287)

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,688,891

Gross unrealized appreciation	$7,056,036
Gross unrealized depreciation	(1,241,687)

Net unrealized appreciation	$5,814,349

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,985,684	$1,796,792	$—	$3,782,476
Consumer Staples	4,874,797	2,956,301	—	7,831,098
Energy	3,143,769	1,214,012	—	4,357,781
Financials	2,580,483	3,973,977	—	6,554,460
Health Care	3,910,616	3,367,633	—	7,278,249
Industrials	1,498,750	1,406,686	—	2,905,436
Information Technology	5,005,080	499,767	—	5,504,847
Materials	704,990	1,012,727	—	1,717,717
Telecommunication Services	2,073,676	1,654,926	—	3,728,602
Utilities	2,377,175	1,145,666	—	3,522,841
Total Common Stocks	$28,155,020	$19,028,487 *	$—	$47,183,507
Exchange-Traded Funds	$1,595,903	$—	$—	$1,595,903
Rights	3,957	—	—	3,957
Short-Term Investments	—	1,719,873	—	1,719,873
Total Investments	$29,754,880	$20,748,360	$—	$50,503,240
Forward Foreign Currency Exchange Contracts	$—	$479,082	$—	$479,082
Futures Contracts	—	73,136	—	73,136
Total	$29,754,880	$21,300,578	$—	$51,055,458

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(180,287)	$—	$(180,287)
Total	$—	$(180,287)	$—	$(180,287)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.0%

Security	Shares	Value
Aerospace & Defense — 0.1%
Rolls-Royce Holdings PLC	738	$9,996
Rolls-Royce Holdings PLC, Class C(1)	66,420	106

		$10,102

Air Freight & Logistics — 0.6%
Deutsche Post AG	1,218	$38,354
Toll Holdings, Ltd.	2,818	14,119

		$52,473

Auto Components — 0.7%
Aisin Seiki Co., Ltd.	200	$6,662
Bridgestone Corp.	800	26,734
Denso Corp.	300	13,750
Toyota Industries Corp.	200	9,523

		$56,669

Automobiles — 3.1%
Bayerische Motoren Werke AG	349	$37,426
Daimler AG	363	28,303
Honda Motor Co., Ltd.	1,000	31,969
Mazda Motor Corp.	200	4,725
Nissan Motor Co., Ltd.	1,700	15,507
Toyota Motor Corp.	1,600	96,284
Volkswagen AG, PFC Shares	180	38,493

		$252,707

Banks — 11.1%
Australia and New Zealand Banking Group, Ltd.	1,921	$56,844
Banco Bilbao Vizcaya Argentaria SA	4,408	49,305
Banco Santander SA	9,437	83,381
Bank of Yokohama, Ltd. (The)	1,000	5,779
Barclays PLC	18,643	71,700
BNP Paribas SA	802	50,399
Commonwealth Bank of Australia	1,006	71,536
Credit Agricole SA	891	13,185
HSBC Holdings PLC	12,744	129,930
Lloyds Banking Group PLC(1)	28,692	35,431
Mitsubishi UFJ Financial Group, Inc.	8,500	49,548
Mizuho Financial Group, Inc.	12,300	22,415
National Australia Bank, Ltd.	1,603	49,590
Nordea Bank AB	3,108	39,974
Resona Holdings, Inc.	3,400	19,447
Societe Generale	582	28,047
Standard Chartered PLC	1,327	19,975
Sumitomo Mitsui Financial Group, Inc.	700	28,548
Svenska Handelsbanken AB, Class A	672	32,125
Swedbank AB, Class A	512	13,568
Westpac Banking Corp.	1,216	37,324

		$908,051

Beverages — 2.7%
Anheuser-Busch InBev NV	541	$59,994
Asahi Group Holdings, Ltd.	500	15,509
Diageo PLC	1,859	54,826
Heineken NV	440	32,870

1

Security	Shares	Value
Kirin Holdings Co., Ltd.	1,000	$12,965
SABMiller PLC	829	46,891

		$223,055

Biotechnology — 0.5%
CSL, Ltd.	545	$38,479

		$38,479

Building Products — 0.2%
Assa Abloy AB	246	$13,059

		$13,059

Capital Markets — 2.0%
Credit Suisse Group AG	1,360	$36,236
Deutsche Bank AG	1,266	39,589
Julius Baer Group, Ltd.	384	16,834
Partners Group Holding AG	71	18,894
UBS AG	3,202	55,677

		$167,230

Chemicals — 1.7%
Akzo Nobel NV	170	$11,337
Asahi Kasei Corp.	1,000	8,206
BASF SE	616	54,430
Linde AG	56	10,335
Mitsubishi Chemical Holdings Corp.	2,000	9,852
Shin-Etsu Chemical Co., Ltd.	300	19,256
Syngenta AG	32	9,896
Toray Industries, Inc.	2,000	13,427

		$136,739

Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson, Class B	2,186	$25,831

		$25,831

Construction & Engineering — 0.0%(2)
Balfour Beatty PLC	1,378	$3,404

		$3,404

Containers & Packaging — 0.2%
Amcor, Ltd.	1,890	$19,631

		$19,631

Diversified Financial Services — 1.3%
ING Groep NV(1)	3,267	$46,785
London Stock Exchange Group PLC	1,919	61,971

		$108,756

Diversified Telecommunication Services — 5.5%
Belgacom SA	461	$17,411
BT Group PLC	5,918	34,889
Deutsche Telekom AG	4,776	71,990
Nippon Telegraph & Telephone Corp.	800	49,775
Orange SA	1,274	20,283
Singapore Telecommunications, Ltd.	15,000	43,692
Swisscom AG	64	37,729
Telefonica SA	4,609	69,355
Telenor ASA	1,342	30,177
TeliaSonera AB	5,830	40,371
Telstra Corp., Ltd.	6,341	31,554

		$447,226

Electric Utilities — 1.8%
Chubu Electric Power Co., Inc.(1)	1,000	$12,000
CLP Holdings, Ltd.	3,500	30,116

2

Security	Shares	Value
Enel SpA	3,288	$16,801
Iberdrola SA	6,264	44,342
Kansai Electric Power Co., Inc. (The)(1)	1,100	10,863
SSE PLC	1,324	33,936

		$148,058

Electrical Equipment — 0.4%
ABB, Ltd.	761	$16,695
Mitsubishi Electric Corp.	1,000	12,894
Osram Licht AG(1)	60	2,108

		$31,697

Electronic Equipment, Instruments & Components — 0.4%
Hitachi, Ltd.	3,622	$28,460
Murata Manufacturing Co., Ltd.	9	1,011

		$29,471

Food & Staples Retailing — 2.6%
FamilyMart Co., Ltd.	400	$16,061
J Sainsbury PLC	1,460	5,752
Koninklijke Ahold NV	956	16,012
Lawson, Inc.	300	20,351
Seven & i Holdings Co., Ltd.	1,100	42,962
Tesco PLC	8,179	22,705
Wesfarmers, Ltd.	801	31,173
WM Morrison Supermarkets PLC	11,920	29,596
Woolworths, Ltd.	900	28,562

		$213,174

Food Products — 4.1%
Ajinomoto Co., Inc.	1,000	$18,881
Nestle SA	2,624	192,429
Unilever NV	2,101	81,431
Unilever PLC	1,035	41,633

		$334,374

Gas Utilities — 1.0%
Hong Kong & China Gas Co., Ltd.	10,500	$24,519
Osaka Gas Co., Ltd.	7,000	27,922
Tokyo Gas Co., Ltd.	5,000	28,822

		$81,263

Health Care Equipment & Supplies — 0.4%
Coloplast A/S, Class B	111	$9,675
Essilor International SA	107	11,815
Smith and Nephew PLC	750	12,732

		$34,222

Hotels, Restaurants & Leisure — 0.1%
Compass Group PLC	582	$9,394

		$9,394

Household Products — 1.2%
Henkel AG & Co. KGaA, PFC Shares	155	$15,340
Reckitt Benckiser Group PLC	664	55,924
Svenska Cellulosa AB SCA, Class B	1,131	25,342

		$96,606

Industrial Conglomerates — 1.5%
Koninklijke Philips NV	1,337	$37,380
Siemens AG	647	72,977
Toshiba Corp.	3,000	13,248

		$123,605

3

Security	Shares	Value
Insurance — 2.0%
AIA Group, Ltd.	2,725	$15,207
Allianz SE	198	31,486
Insurance Australia Group, Ltd.	5,504	31,827
Mapfre SA	3,460	11,864
Muenchener Rueckversicherungs-Gesellschaft AG	147	28,942
Sampo Oyj, Class A	163	7,811
Tokio Marine Holdings, Inc.	700	22,448
Zurich Insurance Group AG	57	17,250

		$166,835

Internet Software & Services — 0.1%
Yahoo! Japan Corp.	2,830	$10,195

		$10,195

Machinery — 0.6%
FANUC Corp.	100	$17,623
Komatsu, Ltd.	400	9,444
Mitsubishi Heavy Industries, Ltd.	2,000	12,476
Volvo AB	990	11,425

		$50,968

Media — 0.8%
British Sky Broadcasting Group PLC	1,268	$17,970
Pearson PLC	2,055	38,520
Reed Elsevier PLC	605	9,957

		$66,447

Metals & Mining — 2.1%
Anglo American PLC	449	$9,480
BHP Billiton PLC	1,077	27,826
BHP Billiton, Ltd.	1,604	47,987
Centerra Gold, Inc.	82	320
Glencore PLC	7,564	38,808
Pan American Silver Corp.	594	5,492
Rio Tinto PLC	730	34,734
Rio Tinto, Ltd.	209	11,160

		$175,807

Multi-Utilities — 2.2%
AGL Energy, Ltd.	2,249	$26,960
Centrica PLC	6,957	33,741
E.ON SE	2,273	39,187
GDF Suez	471	11,436
National Grid PLC	3,169	47,028
RWE AG	629	22,318

		$180,670

Oil, Gas & Consumable Fuels — 5.8%
BG Group PLC	3,631	$60,514
BP PLC	11,255	80,979
Caltex Australia, Ltd.	811	22,338
ENI SpA	853	18,173
INPEX Corp.	1,200	15,349
Oil Search, Ltd.	1,583	12,138
Repsol SA	841	18,795
Royal Dutch Shell PLC, Class A	1,340	47,890
Royal Dutch Shell PLC, Class B	1,935	71,489
Statoil ASA	2,560	58,587
Total SA	993	59,285
Tullow Oil PLC	1,018	7,944

		$473,481

4

Security	Shares	Value
Personal Products — 0.2%
Kao Corp.	100	$3,899
Shiseido Co., Ltd.	900	14,935

		$18,834

Pharmaceuticals — 15.2%
Astellas Pharma, Inc.	3,500	$54,322
AstraZeneca PLC	1,120	81,814
Bayer AG	1,083	154,893
Daiichi Sankyo Co., Ltd.	1,400	21,059
GlaxoSmithKline PLC	5,854	132,382
Merck KGaA	468	42,365
Novartis AG	2,257	209,456
Novo Nordisk A/S, Class B	1,911	86,382
Roche Holding AG PC	757	223,392
Sanofi	1,269	115,149
Santen Pharmaceutical Co., Ltd.	200	11,937
Shionogi & Co., Ltd.	400	10,465
Shire PLC	458	30,730
Takeda Pharmaceutical Co., Ltd.	900	39,014
Teva Pharmaceutical Industries, Ltd.	554	31,272

		$1,244,632

Real Estate Investment Trusts (REITs) — 1.2%
Goodman Group	4,837	$23,615
Mirvac Group	16,326	25,902
Scentre Group(1)	2,870	9,155
Stockland	6,431	24,044
Westfield Corp.	1,995	14,019

		$96,735

Road & Rail — 0.8%
Aurizon Holdings, Ltd.	5,779	$23,969
Central Japan Railway Co.	100	14,915
East Japan Railway Co.	300	23,431

		$62,315

Software — 0.7%
SAP SE	833	$56,757

		$56,757

Specialty Retail — 0.7%
Hennes & Mauritz AB, Class B	744	$29,685
Industria de Diseno Textil SA	930	26,164

		$55,849

Technology Hardware, Storage & Peripherals — 0.4%
Canon, Inc.	1,000	$30,680

		$30,680

Textiles, Apparel & Luxury Goods — 1.7%
Adidas AG	520	$37,891
Burberry Group PLC	541	13,294
Compagnie Financiere Richemont SA, Class A	498	41,988
LVMH Moet Hennessy Louis Vuitton SA	175	29,705
Swatch Group, Ltd. (The), Bearer Shares	30	14,231

		$137,109

Tobacco — 2.8%
British American Tobacco PLC	1,723	$97,655
Imperial Tobacco Group PLC	1,870	81,236
Japan Tobacco, Inc.	1,400	47,767

		$226,658

Trading Companies & Distributors — 0.7%
ITOCHU Corp.	400	$4,835

5

Security	Shares	Value
Marubeni Corp.	1,000	$6,429
Mitsubishi Corp.	1,500	29,413
Mitsui & Co., Ltd.	300	4,530
Sumitomo Corp.	1,300	13,871

		$59,078

Transportation Infrastructure — 0.1%
Fraport AG	176	$10,905

		$10,905

Wireless Telecommunication Services — 2.4%
KDDI Corp.	600	$39,402
NTT DoCoMo, Inc.	2,400	40,478
Vodafone Group PLC	36,462	121,253

		$201,133

Total Common Stocks (identified cost $6,498,612)		$6,890,364

Exchange-Traded Funds — 3.4%

Security	Shares	Value
Equity Funds — 3.4%
iShares MSCI Australia ETF	978	$24,870
iShares MSCI Germany ETF	1,454	39,592
iShares MSCI Japan ETF	11,910	143,635
iShares MSCI Switzerland Capped ETF	268	8,675
iShares MSCI United Kingdom ETF	3,269	62,144

Total Exchange-Traded Funds (identified cost $273,333)		$278,916

Rights — 0.0%(2)

Security	Shares	Value
Banks — 0.0%(2)
Banco Santander SA, Exp. 11/3/14(1)	8,072	$1,538

Total Rights (identified cost $1,558)		$1,538

Short-Term Investments — 6.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$507	$507,496

Total Short-Term Investments (identified cost $507,496)		$507,496

Total Investments — 93.6% (identified cost $7,280,999)		$7,678,314

Other Assets, Less Liabilities — 6.4%		$522,234

Net Assets — 100.0%		$8,200,548

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

6

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2014 was $226.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	21.5%	$1,766,035
Japan	14.5	1,192,273
Switzerland	10.9	890,707
Germany	10.2	834,089
Australia	7.9	651,926
France	4.1	339,304
Spain	3.7	303,206
Sweden	2.8	231,380
Netherlands	2.8	225,815
Denmark	1.2	96,057
Norway	1.1	88,764
Other (less than 1.0% each)	3.3	270,808

Common Stocks	84.0%	$6,890,364
Exchange-Traded Funds	3.4	278,916
Rights	0.0 (1)	1,538
Short-Term Investments	6.2	507,496

Total Investments	93.6%	$7,678,314

(1)	Amount is less than 0.05%.

A summary of open financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/17/14	Australian Dollar 286,600	Hong Kong Dollar 1,954,746	State Street Trust Company Canada	$616	$—	$616
12/17/14	Australian Dollar 60,404	Japanese Yen 5,612,473	State Street Trust Company Canada	—	(3,007)	(3,007)
12/17/14	Australian Dollar 470,842	United States Dollar 434,950	State Street Trust Company Canada	21,850	—	21,850
12/17/14	Australian Dollar 10,000	United States Dollar 9,079	State Street Trust Company Canada	306	—	306
12/17/14	Australian Dollar 11,975	United States Dollar 10,479	State Street Trust Company Canada	—	(27)	(27)
12/17/14	Australian Dollar 42,572	United States Dollar 36,928	State Street Trust Company Canada	—	(424)	(424)
12/17/14	British Pound Sterling 237,639	United States Dollar 383,269	State Street Trust Company Canada	3,249	—	3,249
12/17/14	Canadian Dollar 14,559	United States Dollar 13,288	State Street Trust Company Canada	384	—	384
12/17/14	Danish Krone 60,032	United States Dollar 10,445	State Street Trust Company Canada	335	—	335
12/17/14	Euro 26,500	Swedish Krona 241,426	State Street Trust Company Canada	—	(519)	(519)
12/17/14	Euro 306,400	United States Dollar 390,451	State Street Trust Company Canada	6,380	—	6,380
12/17/14	Euro 300,500	United States Dollar 380,560	State Street Trust Company Canada	3,884	—	3,884

7

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/17/14	Euro 50,400	United States Dollar 64,894	State Street Trust Company Canada	$1,718	$—	$1,718
12/17/14	Euro 35,873	United States Dollar 46,467	State Street Trust Company Canada	1,500	—	1,500
12/17/14	Euro 51,784	United States Dollar 65,590	State Street Trust Company Canada	679	—	679
12/17/14	Euro 24,800	United States Dollar 31,412	State Street Trust Company Canada	325	—	325
12/17/14	Euro 5,640	United States Dollar 7,181	State Street Trust Company Canada	111	—	111
12/17/14	Hong Kong Dollar 2,077,691	Australian Dollar 308,200	State Street Trust Company Canada	2,481	—	2,481
12/17/14	Hong Kong Dollar 190,224	British Pound Sterling 15,200	State Street Trust Company Canada	—	(223)	(223)
12/17/14	Hong Kong Dollar 3,012,780	Euro 309,800	State Street Trust Company Canada	—	(171)	(171)
12/17/14	Israeli Shekel 45,310	United States Dollar 12,613	State Street Trust Company Canada	688	—	688
12/17/14	Japanese Yen 14,901,200	Hong Kong Dollar 1,091,591	State Street Trust Company Canada	8,042	—	8,042
12/17/14	Japanese Yen 13,890,600	Hong Kong Dollar 999,015	State Street Trust Company Canada	5,105	—	5,105
12/17/14	Japanese Yen 7,011,200	United States Dollar 65,049	State Street Trust Company Canada	2,602	—	2,602
12/17/14	Japanese Yen 7,420,462	United States Dollar 68,125	State Street Trust Company Canada	2,033	—	2,033
12/17/14	Japanese Yen 2,500,000	United States Dollar 23,458	State Street Trust Company Canada	1,191	—	1,191
12/17/14	Japanese Yen 16,057,100	United States Dollar 142,800	State Street Trust Company Canada	—	(216)	(216)
12/17/14	Norwegian Krone 228,200	United States Dollar 36,004	State Street Trust Company Canada	2,221	—	2,221
12/17/14	Singapore Dollar 41,600	United States Dollar 32,664	State Street Trust Company Canada	289	—	289
12/17/14	Swiss Franc 177,172	United States Dollar 190,279	State Street Trust Company Canada	6,065	—	6,065
12/17/14	United States Dollar 255,199	Australian Dollar 294,600	State Street Trust Company Canada	3,273	—	3,273
12/17/14	United States Dollar 35,165	Danish Krone 205,354	State Street Trust Company Canada	—	(581)	(581)
12/17/14	United States Dollar 380,126	Euro 297,800	State Street Trust Company Canada	—	(6,835)	(6,835)
12/17/14	United States Dollar 825,574	Hong Kong Dollar 6,397,681	State Street Trust Company Canada	—	(580)	(580)
12/17/14	United States Dollar 73,212	Japanese Yen 8,014,900	State Street Trust Company Canada	—	(1,826)	(1,826)
12/17/14	United States Dollar 67,128	Japanese Yen 7,205,729	State Street Trust Company Canada	—	(2,949)	(2,949)
12/17/14	United States Dollar 176,677	Japanese Yen 18,659,300	State Street Trust Company Canada	—	(10,484)	(10,484)
12/17/14	United States Dollar 372,435	Japanese Yen 39,323,890	State Street Trust Company Canada	—	(22,187)	(22,187)
12/17/14	United States Dollar 74,674	Singapore Dollar 93,831	State Street Trust Company Canada	—	(1,649)	(1,649)
12/17/14	United States Dollar 21,775	Swiss Franc 20,808	State Street Trust Company Canada	—	(140)	(140)
12/17/14	United States Dollar 34,783	Swiss Franc 32,868	State Street Trust Company Canada	—	(609)	(609)

				$75,327	$(52,427)	$22,900

8

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
12/14	3 Nikkei 225 Index	Long	$208,470	$233,631	$25,161
12/14	1 TOPIX Index	Long	114,974	122,084	7,110

					$32,271

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$32,271	$—

Total		$32,271	$—

Foreign Exchange	Forward foreign currency exchange contracts	$75,327	$(52,427)

Total		$75,327	$(52,427)

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,326,545

Gross unrealized appreciation	$638,804
Gross unrealized depreciation	(287,035)

Net unrealized appreciation	$351,769

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$578,175	$—	$578,175
Consumer Staples	—	1,112,701	—	1,112,701
Energy	—	473,481	—	473,481
Financials	—	1,447,607	—	1,447,607
Health Care	—	1,317,333	—	1,317,333
Industrials	—	417,606	—	417,606
Information Technology	—	152,934	—	152,934
Materials	5,812	326,365	—	332,177
Telecommunication Services	—	648,359	—	648,359
Utilities	—	409,991	—	409,991
Total Common Stocks	$5,812	$6,884,552 *	$—	$6,890,364
Exchange-Traded Funds	$278,916	$—	$—	$278,916
Rights	1,538	—	—	1,538
Short-Term Investments	—	507,496	—	507,496
Total Investments	$286,266	$7,392,048	$—	$7,678,314
Forward Foreign Currency Exchange Contracts	$—	$75,327	$—	$75,327
Futures Contracts	—	32,271	—	32,271
Total	$286,266	$7,499,646	$—	$7,785,912

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(52,427)	$—	$(52,427)
Total	$—	$(52,427)	$—	$(52,427)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Hexavest U.S. Equity Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.4%

Security	Shares	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	75	$14,293
Northrop Grumman Corp.	69	9,519

		$23,812

Auto Components — 1.1%
Cooper Tire & Rubber Co.	776	$24,995

		$24,995

Automobiles — 2.2%
Ford Motor Co.	1,771	$24,953
General Motors Co.	737	23,142

		$48,095

Banks — 5.9%
Bank of America Corp.	450	$7,722
Citigroup, Inc.	474	25,373
JPMorgan Chase & Co.	548	33,143
PNC Financial Services Group, Inc. (The)	120	10,367
U.S. Bancorp	574	24,452
Wells Fargo & Co.	518	27,501

		$128,558

Beverages — 4.4%
Coca-Cola Co. (The)	1,352	$56,622
PepsiCo, Inc.	422	40,584

		$97,206

Chemicals — 1.1%
LyondellBasell Industries NV, Class A	254	$23,274

		$23,274

Commercial Services & Supplies — 0.7%
ADT Corp. (The)	406	$14,551

		$14,551

Communications Equipment — 2.3%
Cisco Systems, Inc.	1,213	$29,682
QUALCOMM, Inc.	276	21,669

		$51,351

Construction & Engineering — 2.2%
Fluor Corp.	237	$15,722
Jacobs Engineering Group, Inc.(1)	260	12,337
KBR, Inc.	649	12,383
Quanta Services, Inc.(1)	223	7,600

		$48,042

Consumer Finance — 0.3%
Capital One Financial Corp.	76	$6,291

		$6,291

Diversified Telecommunication Services — 5.5%
AT&T, Inc.	1,236	$43,062
BCE, Inc.	434	19,273

1

Security	Shares	Value
CenturyLink, Inc.	536	$22,234
Verizon Communications, Inc.	697	35,024

		$119,593

Electric Utilities — 5.2%
American Electric Power Co., Inc.	67	$3,909
Duke Energy Corp.	207	17,005
Edison International	241	15,082
Entergy Corp.	125	10,502
Exelon Corp.	725	26,528
FirstEnergy Corp.	297	11,090
NextEra Energy, Inc.	41	4,109
PPL Corp.	181	6,333
Southern Co. (The)	227	10,524
Xcel Energy, Inc.	232	7,765

		$112,847

Energy Equipment & Services — 1.0%
Diamond Offshore Drilling, Inc.	211	$7,957
Ensco PLC, Class A	192	7,793
Noble Corp. PLC	311	6,506

		$22,256

Food & Staples Retailing — 7.1%
Costco Wholesale Corp.	194	$25,874
CVS Health Corp.	56	4,805
Kroger Co. (The)	193	10,752
Sysco Corp.	358	13,797
Wal-Mart Stores, Inc.	950	72,457
Walgreen Co.	344	22,092
Whole Foods Market, Inc.	159	6,253

		$156,030

Food Products — 1.4%
Archer-Daniels-Midland Co.	486	$22,842
ConAgra Foods, Inc.	200	6,870

		$29,712

Health Care Providers & Services — 1.0%
Cardinal Health, Inc.	282	$22,131

		$22,131

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	241	$22,589

		$22,589

Household Products — 3.0%
Procter & Gamble Co. (The)	748	$65,278

		$65,278

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	141	$1,984
NRG Energy, Inc.	119	3,567

		$5,551

Insurance — 1.2%
Aflac, Inc.	74	$4,420
Assurant, Inc.	62	4,230
Travelers Companies, Inc. (The)	180	18,144

		$26,794

IT Services — 2.2%
Accenture PLC, Class A	124	$10,059
International Business Machines Corp.	88	14,467

2

Security	Shares	Value
MasterCard, Inc., Class A	68	$5,695
Paychex, Inc.	240	11,266
Visa, Inc., Class A	24	5,794

		$47,281

Machinery — 1.0%
Deere & Co.	269	$23,010

		$23,010

Media — 0.4%
Comcast Corp., Class A	179	$9,908

		$9,908

Metals & Mining — 0.1%
Newmont Mining Corp.	87	$1,632

		$1,632

Multi-Utilities — 2.4%
Ameren Corp.	258	$10,924
Consolidated Edison, Inc.	218	13,812
DTE Energy Co.	29	2,383
PG&E Corp.	325	16,354
Public Service Enterprise Group, Inc.	230	9,501

		$52,974

Multiline Retail — 0.6%
Family Dollar Stores, Inc.	157	$12,292

		$12,292

Oil, Gas & Consumable Fuels — 9.9%
Chesapeake Energy Corp.	282	$6,255
Chevron Corp.	467	56,017
Exxon Mobil Corp.	978	94,582
Marathon Petroleum Corp.	416	37,815
Occidental Petroleum Corp.	123	10,938
TransCanada Corp.	223	10,991

		$216,598

Paper & Forest Products — 0.8%
Domtar Corp.	182	$7,475
Louisiana-Pacific Corp.(1)	720	10,512

		$17,987

Pharmaceuticals — 12.2%
AbbVie, Inc.	263	$16,690
Eli Lilly & Co.	915	60,692
Johnson & Johnson	653	70,380
Merck & Co., Inc.	887	51,393
Pfizer, Inc.	2,252	67,447

		$266,602

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	631	$21,460

		$21,460

Software — 6.9%
Microsoft Corp.	1,885	$88,501
Oracle Corp.	1,267	49,476
Symantec Corp.	535	13,279

		$151,256

Specialty Retail — 0.5%
Dick’s Sporting Goods, Inc.	89	$4,038
Staples, Inc.	535	6,784

		$10,822

3

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	749	$80,892
Hewlett-Packard Co.	450	16,146

		$97,038

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	319	$13,286
Michael Kors Holdings, Ltd.(1)	77	6,052

		$19,338

Wireless Telecommunication Services — 1.1%
Rogers Communications Inc., Class B	638	$23,990

		$23,990

Total Common Stocks (identified cost $1,720,159)		$2,021,144

Exchange-Traded Funds — 2.1%

Security	Shares	Value
Equity Funds — 2.1%
Financial Select Sector SPDR Fund (The)	1,901	$45,320

Total Exchange-Traded Funds (identified cost $38,863)		$45,320

Short-Term Investments — 4.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$105	$104,578

Total Short-Term Investments (identified cost $104,578)		$104,578

Total Investments — 99.3% (identified cost $1,863,600)		$2,171,042

Other Assets, Less Liabilities — 0.7%		$15,177

Net Assets — 100.0%		$2,186,219

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2014 was $34.

A summary of open financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
12/17/14	Canadian Dollar 63,085	United States Dollar 57,577	State Street Trust Company Canada	$1,664	$—	$1,664

				$1,664	$—	$1,664

4

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectve. The Fund enters into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

At October 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $1,664.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,865,837

Gross unrealized appreciation	$334,252
Gross unrealized depreciation	(29,047)

Net unrealized appreciation	$305,205

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,021,144	$—	$—	$2,021,144
Exchange-Traded Funds	45,320	—	—	45,320
Short-Term Investments	—	104,578	—	104,578
Total Investments	$2,066,464	$104,578	$—	$2,171,042
Forward Foreign Currency Exchange Contracts	$—	$1,664	$—	$1,664
Total	$2,066,464	$106,242	$—	$2,172,706

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2014